Brazilian Central Bank deposits and deposits from credit institutions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Real	R$ 46,181,480	R$ 43,195,827
Euro	8,739,945
U.S. dollar	101,701,923	71,924,538
Other currencies	1,942,134	3,391,592
Total	R$ 158,565,482	R$ 118,511,957